Employee Benefits - Summary of Amounts Recognized in the Consolidated Statement of Other Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of defined benefit plans [line items]
Total actuarial gains (losses) recognized in Other Comprehensive Income	$ 865	$ 454	$ (1,222)
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Total actuarial gains (losses) recognized in Other Comprehensive Income	720	333	(980)
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Total actuarial gains (losses) recognized in Other Comprehensive Income	40	27	7
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Total actuarial gains (losses) recognized in Other Comprehensive Income	60	72	(193)
Other employee benefit plans [Member]
Disclosure of defined benefit plans [line items]
Total actuarial gains (losses) recognized in Other Comprehensive Income	$ 45	$ 22	$ (56)